Basis of preparation and statement of compliance - Significant Investments In Subsidiaries (Details) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 EUR (€) $ / € entity	Jun. 30, 2024 $ / €	Dec. 31, 2024 $ / €	May 09, 2025 $ / €	May 07, 2025 $ / €
General principles and statement of compliance
Number of entities being consolidated | entity	2
Exchange rate at the end of period	1.172	1.0705	1.0389
Hepalys Pharma, Inc
General principles and statement of compliance
Proportion of ownership interest	15.00%	15.00%	15.00%
Licensing and collaboration agreement with CTTQ
General principles and statement of compliance
Exchange rate at the end of period	1.125			1.125	1.172
Inventiva Inc.
General principles and statement of compliance
Percent of ownership interest	100.00%
Non-controlling interest | €	€ 0